Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	6/26/2014
	Distribution Date:	7/15/2014

This report contains information regarding Scotiabank Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	fixed

Currently Outstanding under the Global Registered Covered Bond Program			$1,537,520,000
Issued prior to CMHC registraition under the Insured Covered Bond Programme(2)			$12,200,675,000

Total Outstanding			$13,738,195,000

OSFI Covered Bond Limit			$29,999,376,360

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Registered Covered Bond LP
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Swap Providers		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Cover Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		CIBC
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US the The Bank of Nova Scotia, New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The Coupon Rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due for Payment Date.
(2) Covered Bonds issued under the previously established Insured Covered Bond Programme do not form a part of the CMHC registered Scotiabank Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	6/26/2014
	Distribution Date:	7/15/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)(2)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short Term/Senior Debt	P-1 / Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)(3)
A. Party Replacement
Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent	P-1	F1 and A	N/A

Specific Rating Related Action(2)

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standy GDA Account) within two Toronto business days	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to a downgrade of the ratings of the Cash Manger by one or more rating agencies below the Cash Management Deposit Ratings, to the Cash Manager, and (ii) at any time following a downgrade of the ratings of the Cash Manger by one or more rating agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standy GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program
(2)Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term
(3)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents
(4) The transfer of registered title to the Loans to the Guarantor is not required if (i) (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

	Scotiabank Covered Bond Program Monthly Investor Report
	Calculation Date:	6/26/2014
	Distribution Date:	7/15/2014

Asset Coverage Test (C$)

Outstanding Covered Bonds		1,537,520,000.00

A(1) = Lesser of (i) LTV Adjusted Loan Balance and		10,049,930,656.02	A (i)	10,748,588,936.92
(ii) Asset Percentage Adjusted Loan Balance			A (ii)	10,049,930,656.02
B = Principal Receipts		1,510,770,517.33	Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan		-	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i)Reserve Fund balance and		-
(ii) Pre-Maturity Liquidity Ledger balance(2)		-
F = Negative Carry Factor Calculation		36,668,798.90
Total(3): A + B + C + D + E - F		11,524,032,374.45

Asset Coverage Test		PASS

Valuation Calculation

Trading Value of Covered Bond(4)		1,562,458,574.40

A = lesser of (i) Present Value of outstanding loan balance of Performing Eligible Loans(5)		10,849,032,290.06	A (i)	10,849,032,290.06
and (ii) 80% of Market Value of properties			A (iI)	20,542,720,851.20
securing Performing Loans(6)
B = Principal Receipts		1,510,770,517.33
C = Cash Capital Contributions and advances under Intercompany Loan		-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F		12,359,802,807.39

Intercompany Loan Balance

Guarantee Loan		9,548,782,608.70
Demand Loan		1,671,217,391.30
Total		11,220,000,000.00

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)
June 26, 2014	-	N/A

Portfolio Flow of Funds

		26-Jun-14
Cash Inflows
Principal Receipts		139,269,730.69
Proceeds for Sale of Loans		2,676,938.61
Revenue Receipts		26,957,598.61
Swap Receipts
Cash Outflows
Swap Payment
Intercompany Loan Interest(7)		-
Mortgage Purchase		(122,008,772.09)
Intercompany Loan Repayment		(1,000,000,000.00)
Other Outflows(8)		(11,512,645.89)
Net Inflows/(Outflows)(9)		(964,617,150.07)

(1) The following information supersedes the information concerning A provided in the Investor Reports filed as exhibits to the Forms 10-D filed on March 14, 2014, April 15, 2014, May 15, 2014 and June 13, 2014: $10,359,262,513.32, $10,306,066,595.44, $10,189,382,839.75 and $10,068,538,110.47, respectively.
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) The following information supersedes the information concerning the Total: A+B+C+D+E-F provided in the Investor Reports filed as exhibits to the Forms 10-D filed on March 14, 2014, April 15, 2014, May 15, 2014 and June 13, 2014: $11,356,562,628.41, $11,423,954,258.93, $11,394,661,623.97 and $11,402,780,364.51, respectively.
(4) Trading value method is the last selling price as of the calculation date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to BNS clients as at the last day of June being 2.61%.
(6) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(7) The following information supersedes the information concerning the Intercompany Loan Interest provided in the Investor Reports filed as exhibits to the Forms 10-D filed on March 14, 2014, April 15, 2014, May 15, 2014 and June 13, 2014: $12,815,934.25, $12,374,005.48, $13,314,439.83 and $13,358,301.37, respectively. In the current Investor Report, the Intercompany Loan Interest for the Calculation Period ended June 12, 2014 is $11,918,901.21. This payment will be included as part of a true-up payment to adjust from 3-month CDOR to 1-month CDOR over the period of July 29, 2013 to June 12, 2014 in the amount of $14,259,327.83.
(8) Amounts included are expenses incurred, such as legal fees, filing fees, and service charges.
(9) The following information supersedes the information concerning the Net Inflows/(Outflows) provided in the Investor Reports filed as exhibits to the Forms 10-D filed on March 14, 2014, April 15, 2014, May 15, 2014 and June 13, 2014: $126,340,907.23, $136,190,951.14, $138,650,345.59 and $135,189,498.95, respectively.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	6/26/2014
	Distribution Date:	7/15/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$ 10,756,983,130
Current Month Ending Balance	$ 10,736,939,029
Number of Mortgage Loans in Pool	64,006
Average Loan Size	$ 167,749
Number of Primary Borrowers	54,630
Number of Properties	57,289

Weighted Average Current LTV of Loans in the Portfolio[1](Unindexed)	57.45%
Weighted Average of Original LTV of Loans in the Portfolio[1]	63.52%
Weighted Average of Authorized LTV of Loans in the Portfolio[2]	78.39%
Weighted Average Seasoning of Loans in the Portfolio	28.22	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.08%
Weighted Average Original Term of Loans in the Portfolio	55.37	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	27.15	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	58.03	(Months)

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	63,966	99.94%	10,729,077,196	99.93%
30 to 59 Days Past Due	21	0.03%	2,466,808	0.02%
60 to 89 Days Past Due	4	0.01%	595,437	0.01%
90 or More Days Past Due	15	0.02%	4,799,588	0.04%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,439	10.06%	1,239,869,980	11.55%
British Columbia	8,951	13.98%	2,072,731,976	19.30%
Manitoba	1,413	2.21%	175,146,062	1.63%
New Brunswick	1,508	2.36%	140,209,100	1.31%
Newfoundland	1,338	2.09%	155,817,230	1.45%
Northwest Territories	16	0.02%	2,122,467	0.02%
Nova Scotia	2,451	3.83%	262,232,724	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	31,774	49.64%	5,361,144,224	49.93%
Prince Edward Island	357	0.56%	33,167,109	0.31%
Quebec	8,027	12.54%	1,014,012,023	9.44%
Saskatchewan	1,580	2.47%	250,114,498	2.33%
Yukon	152	0.24%	30,371,637	0.28%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	226	0.35%	33,493,811	0.31%
599 and Below	764	1.19%	96,956,020	0.90%
600 - 650	1,470	2.30%	232,609,097	2.17%
651 - 700	4,251	6.64%	686,339,777	6.39%
701 - 750	8,626	13.48%	1,480,851,484	13.79%
751 - 800	29,104	45.47%	5,045,211,022	46.99%
801 and Above	19,565	30.57%	3,161,477,817	29.44%
Total	64,006	100.00%	10,736,939,029	100.00%

(1) With respect to STEP loans, the Current LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP products and subsequent STEP Loans, which in each case are or will be secured by the same property.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	6/26/2014
	Distribution Date:	7/15/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	46,842	73.18%	7,868,408,390	73.28%
Variable	17,164	26.82%	2,868,530,638	26.72%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	56,536	88.33%	9,024,431,184	84.05%
Non-STEP	7,470	11.67%	1,712,507,845	15.95%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	64,006	100.00%	10,736,939,029	100.00%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	46,881	73.24%	8,323,776,334	77.52%
3.5000 - 3.9999	11,866	18.54%	1,767,725,982	16.46%
4.0000 - 4.4999	3,599	5.62%	456,208,324	4.25%
4.5000 - 4.9999	1,028	1.61%	120,329,097	1.12%
5.0000 - 5.4999	481	0.75%	54,736,545	0.51%
5.5000 - 5.9999	104	0.16%	10,250,891	0.10%
6.0000 - 6.4999	33	0.05%	3,227,077	0.03%
6.5000 - 6.9999	7	0.01%	421,082	0.00%
7.0000 - 7.4999	3	0.00%	139,792	0.00%
7.5000 - 7.9999	4	0.01%	123,904	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Current LTV Distribution(2)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,667	18.23%	613,155,245	5.71%
20.01-25.00	4,019	6.28%	408,892,629	3.81%
25.01-30.00	4,239	6.62%	491,957,873	4.58%
30.01-35.00	4,388	6.86%	602,702,460	5.61%
35.01-40.00	4,690	7.33%	718,437,975	6.69%
40.01-45.00	4,362	6.81%	743,032,226	6.92%
45.01-50.00	3,649	5.70%	691,206,050	6.44%
50.01-55.00	3,254	5.08%	634,791,745	5.91%
55.01-60.00	3,648	5.70%	781,648,866	7.28%
60.01-65.00	4,037	6.31%	942,034,376	8.77%
65.01-70.00	4,567	7.14%	1,123,348,878	10.46%
70.01-75.00	7,279	11.37%	1,872,883,548	17.44%
75.01-80.00	4,207	6.57%	1,112,847,158	10.36%
80.01 and Above	-	0.00%	-	0.00%
Total	64,006	100.00%	10,736,939,029	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing
(2) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP products, or (ii) Additional STEP loans which are not yet included in the cover pool, which in each case are secured by the same property.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	6/26/2014
	Distribution Date:	7/15/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	10,709	16.73%	1,463,132,541	13.63%
12.00 - 23.99	18,100	28.28%	2,720,415,115	25.34%
24.00 - 35.99	19,041	29.75%	3,350,224,874	31.20%
36.00 - 41.99	13,275	20.74%	2,707,324,775	25.22%
42.00 - 47.99	1,223	1.91%	235,892,204	2.20%
48.00 - 53.99	466	0.73%	74,255,586	0.69%
54.00 - 59.99	496	0.77%	70,460,346	0.66%
60.00 - 65.99	449	0.70%	72,955,255	0.68%
66.00 - 71.99	61	0.10%	7,984,633	0.07%
72.00 and Above	186	0.29%	34,293,699	0.32%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,800	37.18%	1,289,454,735	12.01%
100,000 - 149,999	11,930	18.64%	1,484,319,750	13.82%
150,000 - 199,999	9,281	14.50%	1,614,883,129	15.04%
200,000 - 249,999	6,428	10.04%	1,437,046,114	13.38%
250,000 - 299,999	4,460	6.97%	1,219,427,918	11.36%
300,000 - 349,999	2,721	4.25%	879,357,464	8.19%
350,000 - 399,999	1,751	2.74%	653,810,995	6.09%
400,000 - 449,999	1,020	1.59%	431,339,960	4.02%
450,000 - 499,999	737	1.15%	348,359,377	3.24%
500,000 - 549,999	462	0.72%	241,739,881	2.25%
550,000 - 599,999	352	0.55%	200,991,528	1.87%
600,000 - 649,999	213	0.33%	132,884,475	1.24%
650,000 - 699,999	171	0.27%	114,975,692	1.07%
700,000 - 749,999	105	0.16%	75,787,936	0.71%
750,000 - 799,999	95	0.15%	73,389,475	0.68%
800,000 - 849,999	76	0.12%	62,653,473	0.58%
850,000 - 899,999	75	0.12%	65,540,412	0.61%
900,000 - 949,999	50	0.08%	46,550,290	0.43%
950,000 - 999,999	38	0.06%	36,794,372	0.34%
1,000,000 or Greater	241	0.38%	327,632,054	3.05%
Total	64,006	100.00%	10,736,939,029	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,969	10.89%	1,028,272,544	9.58%
Single Family	55,659	86.96%	9,453,169,768	88.04%
Multi Family	1,144	1.79%	213,757,743	1.99%
Other	234	0.37%	41,738,974	0.39%
Total	64,006	100.00%	10,736,939,029	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/26/2014
Distribution Date:	7/15/2014

Portfolio Current LTV and Delinquency Distribution by Province
Current LTV (%)(1)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(2)
Alberta	All	33,480,782	23,638,939	38,248,728	51,281,795	68,137,423	80,078,185	80,818,193	83,593,625	107,947,738	130,828,637	135,105,762	241,182,591	165,527,582	-	1,239,869,980	11.55%
	Current and Less Than 30 Days Past Due	33,480,782	23,638,939	38,248,728	51,281,795	68,137,423	80,078,185	80,542,076	83,593,625	107,947,738	130,598,197	135,105,762	240,887,535	165,527,582	-	1,239,068,368	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	276,117	-	-	-	-	295,056	-	-	571,172	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	230,441	-	-	-	-	230,441	0.02%
British Columbia	All	75,655,185	58,430,513	75,753,293	103,965,756	126,809,217	149,941,434	154,926,818	144,620,881	174,033,374	195,247,974	247,286,136	357,540,520	208,520,876	-	2,072,731,976	19.30%
	Current and Less Than 30 Days Past Due	75,648,317	58,430,513	75,753,293	103,965,756	126,809,217	149,596,610	152,203,420	144,620,881	173,899,627	195,247,974	247,031,459	357,344,113	208,520,876	-	2,069,072,058	99.82%
	30 to 59 Days Past Due	6,867	-	-	-	-	-	178,329	-	-	-	254,677	-	-	-	439,874	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	344,824	2,545,068	-	133,746	-	-	196,406	-	-	3,220,045	0.16%
Manitoba	All	3,105,374	2,148,368	4,571,034	5,053,938	6,551,338	9,832,095	9,782,073	13,076,117	13,613,657	18,732,787	24,363,180	38,045,549	26,270,553	-	175,146,062	1.63%
Manitoba	Current and Less Than 30 Days Past Due	3,105,374	2,148,368	4,571,034	4,955,843	6,551,338	9,832,095	9,782,073	13,076,117	13,613,657	18,732,787	24,363,180	38,045,549	26,270,553	-	175,047,966	99.94%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	98,095	-	-	-	-	-	-	-	-	-	-	98,095	0.06%
New Brunswick	All	3,235,843	2,431,808	3,673,300	4,179,862	5,067,560	8,431,515	7,696,428	9,714,142	10,253,162	13,822,213	20,037,727	34,019,744	17,645,795	-	140,209,100	1.31%
New Brunswick	Current and Less Than 30 Days Past Due	3,235,843	2,431,808	3,673,300	4,179,862	5,067,560	8,431,515	7,696,428	9,714,142	10,253,162	13,822,213	20,037,727	34,019,744	17,336,048	-	139,899,352	99.78%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	217,410	-	217,410	0.16%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	92,338	-	92,338	0.07%
Newfoundland	All	2,698,487	2,743,724	3,226,990	5,792,391	5,626,932	7,755,592	7,982,449	8,558,482	17,046,517	13,069,960	24,577,919	35,745,617	20,992,170	-	155,817,230	1.45%
Newfoundland	Current and Less Than 30 Days Past Due	2,698,487	2,743,724	3,226,990	5,792,391	5,626,932	7,755,592	7,982,449	8,558,482	17,046,517	13,069,960	24,461,369	35,745,617	20,992,170	-	155,700,680	99.93%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	116,550	-	-	-	116,550	0.07%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	All	64,559	130,906	-	93,277	134,886	325,167	107,425	540,691	-	-	-	326,743	398,814	-	2,122,467	0.02%
North West Territories	Current and Less Than 30 Days Past Due	64,559	130,906	-	93,277	134,886	325,167	107,425	540,691	-	-	-	326,743	398,814	-	2,122,467	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	6,765,426	5,195,274	7,411,448	9,811,192	11,668,973	15,357,908	17,044,089	17,176,056	22,522,070	28,659,824	30,074,658	57,480,791	33,065,015	-	262,232,724	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	6,765,426	5,101,190	7,411,448	9,811,192	11,668,973	15,357,908	17,044,089	17,176,056	22,522,070	28,659,824	30,074,658	57,431,790	33,065,015	-	262,089,638	99.95%
Nova Scotia	30 to 59 Days Past Due	-	94,084	-	-	-	-	-	-	-	-	-	-	-	-	94,084	0.04%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	49,002	-	-	49,002	0.02%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	150,479,734	115,466,395	151,062,398	216,261,045	270,343,284	352,720,276	345,121,334	349,360,708	432,586,323	542,949,500	659,243,749	1,121,773,994	653,775,483	-	5,361,144,224	49.93%
Ontario	Current and Less Than 30 Days Past Due	150,479,734	115,419,056	151,012,410	216,261,045	269,984,929	352,218,769	344,972,483	349,360,708	432,586,323	542,662,093	659,243,749	1,121,509,368	653,263,440	-	5,358,974,108	99.96%
Ontario	30 to 59 Days Past Due	-	47,339	49,988	-	149,241	172,778	148,851	-	-	-	-	264,625	226,899	-	1,059,721	0.02%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	280,635	-	-	-	-	-	-	-	-	280,635	0.01%
Ontario	90 Days or More Past Due	-	-	-	-	209,114	48,094	-	-	-	287,407	-	-	285,145	-	829,760	0.02%
Prince Edward Island	All	754,978	580,511	583,325	570,265	2,088,533	1,185,367	1,626,702	2,358,984	2,560,583	3,677,298	4,342,398	8,072,872	4,765,293	-	33,167,109	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	754,978	580,511	583,325	570,265	2,088,533	1,185,367	1,626,702	2,358,984	2,560,583	3,677,298	4,342,398	8,072,872	4,765,293	-	33,167,109	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	30,336,077	24,069,086	35,201,274	48,898,729	65,497,612	70,038,786	68,976,915	71,969,431	83,300,453	107,635,859	110,695,852	193,770,909	103,621,038	-	1,014,012,023	9.44%
Quebec	Current and Less Than 30 Days Past Due	30,336,077	24,069,086	35,201,274	48,898,729	65,497,612	69,832,492	68,976,915	71,969,431	83,300,453	107,635,859	110,695,852	193,599,905	103,435,631	-	1,013,449,316	99.94%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	185,407	-	185,407	0.02%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	97,392	-	-	97,392	0.01%
Quebec	90 Days or More Past Due	-	-	-	-	-	206,295	-	-	-	-	-	73,613	-	-	279,908	0.03%
Saskatchewan	All	4,961,127	3,429,582	7,763,189	7,861,478	14,080,054	13,752,816	14,796,268	13,537,819	20,589,133	27,363,543	27,324,309	52,551,690	42,103,490	-	250,114,498	2.33%
Saskatchewan	Current and Less Than 30 Days Past Due	4,961,127	3,429,582	7,763,189	7,861,478	14,080,054	13,752,816	14,796,268	13,537,819	20,589,133	27,363,543	27,324,309	52,551,690	42,103,490	-	250,114,498	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	426,280	501,332	867,478	1,050,587	768,302	1,867,576	2,048,947	2,482,899	2,620,012	3,226,853	3,102,025	5,104,312	6,305,033	-	30,371,637	0.28%
Yukon	Current and Less Than 30 Days Past Due	426,280	501,332	867,478	1,050,587	768,302	1,867,576	2,048,947	2,482,899	2,620,012	3,226,853	3,102,025	5,104,312	6,305,033	-	30,371,637	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	311,963,851	238,766,440	328,362,457	454,820,315	576,774,113	711,286,716	710,927,640	716,989,835	887,073,023	1,085,214,449	1,286,153,714	2,145,615,332	1,282,991,144	-	10,736,939,029	100.00%
	Current and Less Than 30 Days Past Due	311,956,983	238,625,017	328,312,468	454,722,219	576,415,759	710,234,091	707,779,275	716,989,835	886,939,277	1,084,696,601	1,285,782,487	2,144,639,238	1,281,983,946	-	10,729,077,196	99.93%
	30 to 59 Days Past Due	6,867	141,423	49,988	-	149,241	172,778	603,297	-	-	-	371,227	559,681	412,306	-	2,466,808	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	280,635	-	-	-	-	-	97,392	217,410	-	595,437	0.01%
	90 Days or More Past Due	-	-	-	98,095	209,114	599,212	2,545,068	-	133,746	517,848	-	319,021	377,483	-	4,799,588	0.04%

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) Percentage Total for "All" loans is calculated as a percentage of total loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of loans within the associated province.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/26/2014
Distribution Date:	7/15/2014

Portfolio Current LTV Distribution by Credit Bureau Score

Current LTV (%)(1)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	911,385	504,911	1,076,112	1,310,641	1,506,225	1,782,929	1,616,317	1,936,864	3,024,918	3,599,922	3,933,597	7,364,386	4,925,603	-	33,493,811	0.31%
<=599	2,777,756	2,859,224	4,785,633	7,084,302	10,932,498	11,643,539	9,596,994	4,540,394	3,484,608	7,256,083	7,405,701	13,445,053	11,144,236	-	96,956,020	0.90%
600-650	6,290,961	7,191,138	8,090,451	17,423,496	20,647,193	25,032,214	25,745,888	8,920,145	10,090,449	13,222,998	24,773,885	37,830,665	27,349,613	-	232,609,097	2.17%
651-700	25,344,969	22,811,685	29,790,348	43,722,051	55,825,794	64,123,706	58,050,686	33,630,366	43,268,875	47,184,389	71,337,970	111,217,551	80,031,386	-	686,339,777	6.39%
701-750	38,049,375	34,388,041	44,108,490	65,339,833	86,308,334	115,906,822	87,888,138	86,455,907	105,080,902	135,911,704	171,657,178	324,440,092	185,316,669	-	1,480,851,484	13.79%
751-800	118,496,424	89,502,368	130,130,791	173,273,288	231,421,184	286,900,885	308,593,493	346,367,151	438,180,992	556,275,667	635,524,796	1,076,278,582	654,265,402	-	5,045,211,022	46.99%
>800	120,092,981	81,509,073	110,380,632	146,666,703	170,132,885	205,896,620	219,436,124	235,139,009	283,942,279	321,763,686	371,520,587	575,039,002	319,958,235	-	3,161,477,817	29.44%
Total	311,963,851	238,766,440	328,362,457	454,820,315	576,774,113	711,286,716	710,927,640	716,989,835	887,073,023	1,085,214,449	1,286,153,714	2,145,615,332	1,282,991,144	-	10,736,939,029	100.00%
											0
(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.